Annual Fund Operating Expenses - SA Multi-Managed Income Portfolio	Jul. 29, 2021
Class 1
Operating Expenses:
Management Fees	0.77%
Service (12b-1) Fees	none
Other Expenses	0.50%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.27%
Fee Waivers and/or Expense Reimbursements	0.03%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.24%	[1]
Class 2
Operating Expenses:
Management Fees	0.77%
Service (12b-1) Fees	0.15%
Other Expenses	0.50%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.42%
Fee Waivers and/or Expense Reimbursements	0.03%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.39%	[1]
Class 3
Operating Expenses:
Management Fees	0.77%
Service (12b-1) Fees	0.25%
Other Expenses	0.50%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.52%
Fee Waivers and/or Expense Reimbursements	0.03%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.49%	[1]

[1]	Pursuant to a Fee Waiver Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) contractually agreed to waive a portion of its advisory fee for the Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.74% on the first $250 million, 0.69% on the next $250 million, and 0.64% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2022 only with the approval of the Board of Trustees (the “Board”) of Seasons Series Trust (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.